Commitments and Contingencies (Details) - Schedule of Activity by Period Relating to the Company’s Warranty Provision - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Activity by Period Relating to the Company’s Warranty Provision [Abstract]
Warranty provision, beginning of period	$ 4,849	$ 3,981	$ 2,281
Accruals for new warranties issued	265	2,968	1,492
Settlements	(250)	(2,100)	(1,735)
Warranty provision, end of period	4,864	4,849	3,981
Warranty provision, current	1,448	1,433	767
Warranty provision, noncurrent	$ 3,416	$ 3,416	$ 3,214